EQUITY	2 Months Ended
Feb. 28, 2025
Equity [Abstract]
EQUITY

3. EQUITY

The Company’s authorized share capital is 50,000 common stocks, par value $1 per share. On January 7, 2025, the Company issued 1 common stock to its shareholders. As of January 27, 2025, the Company had 1 outstanding common stock.